Lease Liability (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Undiscounted cash flows, lease liabilities	$ 2,801
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Undiscounted cash flows, lease liabilities	1,214
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Undiscounted cash flows, lease liabilities	408
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Undiscounted cash flows, lease liabilities	297
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Undiscounted cash flows, lease liabilities	265
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted cash flows, lease liabilities	236
Later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted cash flows, lease liabilities	$ 381